Income Taxes - Tax Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ (363)	$ 11,139	$ 18,687
Argentina
Reconciliation of income tax benefit
Loss before income taxes and noncontrolling interest	$ (6,496)	$ (789)	$ (14,031)
Statutory tax rate	35.00%	35.00%	35.00%
Income before taxes at the statutory tax rate	$ 2,274	$ 276	$ 4,911
Permanent differences	1,498	(820)	(936)
Income tax benefit/(loss) of the year	$ 3,772	$ (544)	$ 3,975